Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Deferred tax assets
Investment in partnership	$ 112,543
Tax receivable agreement	34,203
Net operating loss carryovers	4,694
Tax credit carryovers	751
Other	18
Total deferred tax asset	152,209
Less: valuation allowance	(112)
Net deferred tax asset	$ 152,097